As filed with the Securities and Exchange Commission on September 7, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21422

Trust for Advised Portfolios

615 East Michigan Street

Milwaukee, Wisconsin 53202

Christopher E. Kashmerick

Trust for Advised Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741

(626) 914-7385

Date of fiscal year end: June 30

Date of reporting period:  June 30, 2017

Updated January 28, 2016

Item 1. Reports to Stockholders.

ZEVENBERGEN GENEA FUND

INVESTOR CLASS (ZVGNX)

INSTITUTIONAL CLASS (ZVGIX)

ZEVENBERGEN GROWTH FUND

INVESTOR CLASS (ZVNBX)

INSTITUTIONAL CLASS (ZVNIX)

ANNUAL REPORT TO SHAREHOLDERS

JUNE 30, 2017

TABLE OF CONTENTS

SHAREHOLDER LETTER FROM FUNDS’ ADVISER	1
PERFORMANCE SUMMARY	5
ZEVENBERGEN GENEA FUND
Allocation of Portfolio Holdings	7
Schedule of Investments	8
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
ZEVENBERGEN GROWTH FUND
Allocation of Portfolio Holdings	15
Schedule of Investments	16
Statement of Assets and Liabilities	18
Statement of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights	21
NOTES TO FINANCIAL STATEMENTS	23
EXPENSE EXAMPLE	28
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	29
ADDITIONAL INFORMATION	30
TRUSTEES AND OFFICER INFORMATION	31
PRIVACY NOTICE	33

It is with great pleasure we update our fellow shareholders on performance and portfolio strategy for the past twelve months. Like a phoenix rising from passive ashes, active managers including Zevenbergen Capital Investments collectively performed better against their benchmarks. The Zevenbergen Funds delivered outstanding returns (in part, playing catch-up from a rough 2016), with success attributable to high active share, concentrated positions in companies with innovative management teams and low portfolio turnover. In other words, patience was rewarded. For the twelve months ending June 30, 2017, the Zevenbergen Growth Fund (“Growth Fund”) Investor Share Class (ZVNBX) appreciated 35.58% and the Zevenbergen Genea Fund (“Genea Fund”) Investor Share Class (ZVGNX) gained 51.06%. For the same period, the Russell 3000® Growth Index delivered a 20.72% return.

Zevenbergen Growth Fund:

In a year where technology companies appeared to dominate investment news, our stock selection within consumer discretionary (Tesla, Inc. and Netflix, Inc.) provided the majority of excess returns, followed by producer durables (XPO Logistics, Inc.). Reflecting the challenges of investing within beleaguered retail, consumer issues also produced the largest performance detractors (Under Armour, Inc., Pandora Media, Inc. and Amplify Snack Brands, Inc.) which have all been sold from the Growth Fund.

Tesla, Inc. shares rebounded from a lackluster 2016 on record revenues and vehicle deliveries. It was an eventful year for the electric vehicle manufacturer: a successful secondary stock offering raised $1.2 billion in capital, Model 3 production and deliveries began ahead of schedule, additional Gigafactory locations were planned, a Tesla Semi (heavy-duty all-electric truck) was announced and advancements were made in the company’s proprietary technology for fully-autonomous driving. Tesla maintained its goal to deliver one million energy-efficient cars by 2020 and we remain excited for the road ahead.

Shares of Netflix, Inc. surged as original productions resonated with domestic and international audiences. The company added record net new subscribers, with international growth exceeding management guidance (more than 50% of Netflix users now reside outside of the U.S.). High profile original productions have global appeal (enhancing cash flow and margins), and continue validating content spend. To capture the attention of emerging markets, Netflix has made technological investments to accommodate slow internet speed and stay ahead of competitors who may want to spar with the content king. Let the binge-watching continue.

XPO Logistics, Inc. delivered higher-than-expected profitability, contributing to robust share price appreciation. The transportation and logistics expert also recorded an accelerated pace of new business wins, as retailers and shippers continue to rely on XPO to fulfill orders. With profitability ahead of schedule on improved cost savings/productivity gains, management has a renewed appetite for acquisitions. The company is expected to build an even larger empire, eyeing targets in Europe and North America.

Founded over two decades ago selling shirts out of the trunk of a car, Under Armour, Inc. earned customer loyalty with high-performing, technical athletic wear. The rapidly shifting retail landscape has left some brands scrambling to master the basics of hybrid-retail strategies and Under Armour fell short in a competitive world where its wholesale distribution model put them at a disadvantage for direct customer contact and purchase intentions.

Pandora Media, Inc. was a leader in internet radio for over 17 years with curated music stations uniquely tailored to users’ preferences. With the evolution of on-demand services, music consumption patterns have markedly changed, and Pandora’s recently unveiled on-demand product may be too little, too late. The resignation of co-founder and CEO, Tim Westergren (for the second time), raised additional concerns regarding the direction of the company, which may take some time to ameliorate.

It was a story of too much, too fast for Amplify Snack Brands, Inc. With snacks geared toward “better-for-you” consumers, the company attempted to integrate and execute too many things simultaneously (repackaging, acquisition integration and a new protein bar launch). Management was admittedly preoccupied, while the company faced challenges on virtually every front: a shift to lower margin channels, a promotional snack food environment and a missed key retailer reset window to launch new products and expand distribution.

Zevenbergen Genea Fund

Technology stock selection certainly played an outperforming role for the Zevenbergen Genea Fund; however, consumer discretionary holdings (Tesla, Inc., MercadoLibre, Inc. and Wayfair Inc.) produced the lion’s share of excess returns. The sector also produced the largest detractor (Pandora Media, Inc.) followed by a few underperforming technology issues (Snap Inc. and Twilio Inc.). Please refer to Tesla and Pandora Media commentary above.

Maintaining its leadership position in Latin American e-commerce, MercadoLibre, Inc. delivered significant growth across all business segments. The company posted revenues and earnings ahead of estimates, with MercadoPago (payment solutions) and MercadoEnvios (shipping solutions) continuing to reduce purchase friction. Led by strength in Brazil (despite economic weakness), MercadoLibre continued to capitalize on the Latin American internet boom by offering convenience, price discovery and a quality shopping experience.

Whether replacing a couch or furnishing an entire home, Wayfair Inc. has you covered. Order fulfillment, where many ecommerce companies struggle, is proving to be a significant and defensible competitive advantage. Wayfair continued to improve delivery speed and efficiency, with a solid value proposition: a very large selection of home goods (over 8 million products), merchandised well (the website allows browsing the vast offerings by brand, department or room), at accessible and competitive price points.

After enormous IPO hype, Snap Inc. fell below its initial public offering 2Q17. The maker of time-sensitive mobile messaging app, Snapchat, could not overcome early pessimism about its user growth and monetization potential. While shares have not performed as many have expected, comparisons to Twitter (a real-time news and sharing app, with stagnated user and revenue growth) may prove unfounded. Snap has a highly-coveted user base (166 million daily users, most of whom are 13-to-34-years-old), burgeoning advertising business, and innovative, founder-led culture, willing to push the boundaries of how people communicate.

If you have used Lyft, Airbnb, OpenTable or Netflix, you have probably experienced Twilio Inc. technology. The company has taken the global telecom network and turned it into a communications platform, allowing developers to integrate voice, text, video and authentication into their apps. After steep appreciation following the company's June 2016 IPO, shares declined with investors questioning Twilio's competitive advantages. Even though the simple-to-use platform enables non-technical personnel to embed intricate communications, it's not as easy or inexpensive as some may think, especially for voice capabilities. Twilio's agile and contextual solutions should continue to disrupt inflexible, traditional communications systems.

Zevenbergen Capital was founded 30 years ago, and it continues to be an incredible journey (with immense gratitude to our clients), branded by tremendous technological advancements and insights. One thing has remained the same - our enthusiasm for discovering creative investment prospects that have the potential to deliver optimal returns for our clients. Thirty years in, we continue to see greenfield opportunities investing in companies that are changing the world through innovation and exceptional management.

Long live active management!

Zevenbergen Capital Investments Portfolio Management Team

Brooke de Boutray, CFA, CIC
Joe Dennison, CFA
Leslie Tubbs, CFA, CIC
Anthony Zackery, CFA Nancy Zevenbergen, CFA, CIC

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Short term performance in particular is not a good indication of the Funds’ future performance, and an investment should not be made based solely on returns.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

Russell 3000® Growth Index: A market capitalization weighted index based on the Russell 3000® Index. The Russell 3000® Growth Index includes companies that display signs of above average growth. The Index is used to provide a gauge of the performance of growth stocks in the U.S. One cannot invest directly in an index.

Mutual fund investing involves risk, including the loss of principal. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. Non-diversified funds may hold a significant percentage of their assets in the securities of fewer companies and therefore events affecting those companies have a greater impact on the Funds than on a diversified fund. If the Funds invest in a few sectors they may have increased exposure to price movements of those sectors. Small and medium capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies. The Funds are new with no operating history, and there can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Funds.

Zevenbergen Capital Investments LLC (ZCI) is the investment adviser of the Zevenbergen Funds which are distributed by Quasar Distributors, LLC.

Zevenbergen Genea Fund

Performance Summary

June 30, 2017 (Unaudited)

Comparison of a Hypothetical $250,000 Investment
in the Zevenbergen Genea Fund - Institutional Class
and Russell 3000 Growth Total Return

Investment Returns

For the period ended June 30, 2017

	One Year	Average Annual Since Inception
Zevenbergen Genea Fund *
Investor Class	51.06%	21.08%
Institutional Class	51.97%	21.55%
Russell 3000 Growth Total Return	20.72%	13.99%

* Inception date on August 31, 2015.

Zevenbergen Growth Fund

Performance Summary

June 30, 2017 (Unaudited)

Comparison of a Hypothetical $250,000 Investment
in the Zevenbergen Growth Fund - Institutional Class
and Russell 3000 Growth Total Return

Investment Returns

For the period ended June 30, 2017

	One Year	Average Annual Since Inception
Zevenbergen Growth Fund *
Investor Class	35.58%	11.81%
Institutional Class	35.94%	12.11%
Russell 3000 Growth Total Return	20.72%	13.99%

* Inception date on August 31, 2015.

Zevenbergen Genea Fund

Allocation of Portfolio Holdings

(Calculated as a percentage of Total Investments)

June 30, 2017

* Short-Term Investments consist of amounts held in money market funds. The Fund strategy does not seek to hold large cash balances (more than 5% of total investments), and any significant cash holdings are typically due to trade settlement timing. The Genea Fund cash balance of 11.0% of the Total Investments at June 30, 2017 is attributable primarily to unsettled trades.

Zevenbergen Genea Fund

Schedule of Investments

June 30, 2017

Number of
Shares		Value
	COMMON STOCKS — 97.2%
	CONSUMER DISCRETIONARY — 46.2%
5,100	2U, Inc. (a)	$239,292
550	Amazon.com, Inc. (a)	532,400
3,000	Blue Apron Holdings, Inc. (a)	28,020
2,550	JD.com, Inc. - ADR (a)	100,011
1,450	MercadoLibre, Inc.	363,776
2,630	Netflix, Inc. (a)	392,948
6,000	Pandora Media, Inc. (a)	53,520
98	Priceline Group Inc. (The) (a)	183,311
1,075	Tesla, Inc. (a)	388,731
2,600	Trade Desk, Inc. (The) (a)	130,286
3,150	Wayfair, Inc. (a)	242,172
		2,654,467
	FINANCIAL SERVICES — 9.6%
3,025	PayPal Holdings, Inc. (a)	162,352
7,950	Zillow Group, Inc. Class C (a)	389,629
		551,981
	PRODUCER DURABLES — 2.2%
2,000	XPO Logistics, Inc. (a)	129,260

	TECHNOLOGY — 39.2%
2,750	Activision Blizzard, Inc.	158,317
1,625	Alibaba Group Holding Ltd. - ADR (a)	228,963
150	Alphabet Inc. Class A (a)	139,452
1,900	Ellie Mae, Inc. (a)	208,829
2,100	Facebook, Inc. Class A (a)	317,058
2,000	NVIDIA Corp.	289,120
2,500	Proofpoint, Inc. (a)	217,075
2,050	ServiceNow, Inc. (a)	217,300
3,000	Shopify Inc. Class A (a)	260,700
4,500	Snap Inc. Class A (a)	79,965
4,600	Twilio Inc. Class A (a)	133,906
		2,250,685
	TOTAL COMMON STOCKS (Cost $4,074,946)	$5,586,393

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Schedule of Investments (Continued)

June 30, 2017

Number of
Shares		Value
	SHORT-TERM INVESTMENTS — 12.1%
692,430	First American US Treasury Money Market Fund, Class Z, 0.70% (b)	$692,430
	TOTAL SHORT-TERM INVESTMENTS (Cost $692,430)	$692,430

	TOTAL INVESTMENTS — 109.3% (Cost $4,767,376)	6,278,823
	Liabilities in Excess of Other Assets — (9.3)%	(535,733)
	TOTAL NET ASSETS — 100.0%	$5,743,090

ADR:	American Depositary Receipt.
(a)	Non-Income Producing.
(b)	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of June 30, 2017.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Statement of Assets and Liabilities

June 30, 2017

Assets
Investments in securities, at value (cost $4,767,376)	$6,278,823
Dividend and interest receivable	288
Receivable for Fund shares sold	122,570
Receivable from Adviser	13,576
Prepaid expenses	9,564
Total Assets	6,424,821

Liabilities
Payable for securities purchased	634,789
Distribution fees - Investor class	1,270
Accrued other expenses and other liabilities	45,672
Total Liabilities	681,731

Net Assets	$5,743,090

COMPONENTS OF NET ASSETS
Paid-in capital	$4,453,989
Accumulated net investment loss	(20,088)
Accumulated net realized loss on investments	(202,258)
Net unrealized appreciation on investments	1,511,447
Net Assets	$5,743,090

Investor Class:
Net assets	$2,073,864
Shares outstanding (unlimited number of shares authorized, $0.01 par value)	146,009
Net asset value, offering and redemption price per share *	14.20

Institutional Class:
Net assets	$3,669,226
Shares outstanding (unlimited number of shares authorized, $0.01 par value)	256,669
Net asset value, offering and redemption price per share *	14.30

* Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Statement of Operations

For the Year Ended June 30, 2017

Investment Income
Dividends and interest income	$2,126

Expenses
Administration fees	85,715
Transfer agent fees and expenses	40,867
Registration fees	31,877
Advisory fees	29,335
Audit fees	15,001
Legal fees	14,159
Compliance fees	11,043
Trustees’ fees	10,050
Custody fees	7,674
Miscellaneous expenses	5,720
Shareholder reporting fees	3,771
Shareholder servicing fees	3,550
Insurance fees	2,434
Distribution fees - Investor Class	1,455
Total expenses	262,651
Expenses waived and reimbursed by the Adviser	(225,052)

Net Expenses	37,599

Net Investment Loss	(35,473)

Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments	(26,878)
Change in unrealized appreciation on investments	1,429,583
Net Realized and Unrealized Gain on Investments	1,402,705

Net Increase in Net Assets from Operations	$1,367,232

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Statements of Changes in Net Assets

	For the Year Ended	For the Period August 31, 2015* through
Operations	June 30, 2017	June 30, 2016
Net investment loss	$(35,473)	$(18,007)
Net realized loss on investments	(26,878)	(175,380)
Net change in unrealized appreciation on investments	1,429,583	81,864
Net Increase (Decrease) in Net Assets from Operations	1,367,232	(111,523)

Capital Transactions
Proceeds from shares sold
Investor Class	1,653,435	262,807
Institutional Class	1,607,635	2,611,335
Cost of shares redeemed
Investor Class	(64,986)	(3,003)
Institutional Class	(1,575,553)	(10,589)
Redemption fees
Investor Class	-	-
Institutional Class	6,300	-
Net Increase in Net Assets from Capital Share Transactions	1,626,831	2,860,550

Total Increase in Net Assets	2,994,063	2,749,027

Net Assets
Beginning of period	2,749,027	-
End of period	$5,743,090	$2,749,027

Accumulated Net Investment Loss	$(20,088)	$(12,648)

Capital Shares Transactions
Investor Class
Shares sold	125,278	27,050
Shares redeemed	(5,991)	(328)
Net increase in shares outstanding	119,287	26,722

Institutional Class
Shares sold	134,406	266,538
Shares redeemed	(143,149)	(1,126)
Net increase (decrease) in shares outstanding	(8,743)	265,412

* Inception date

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Financial Highlights

Investor Class

For a Capital Share Outstanding Throughout Each Period Presented

	For the Year Ended June 30, 2017	For the Period August 31, 2015* through June 30, 2016
Net asset value, beginning of period	$9.40	$10.00

Gain (Loss) from Investment Operations:
Net investment loss (1)	(0.16)	(0.10)
Net realized and unrealized gain (loss) on investments	4.96	(0.50)
Total Gain (Loss) from Investment Operations	4.80	(0.60)

Net Asset Value, End of Period	$14.20	$9.40

Total Return	51.06%	-6.00	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,074	$251
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	7.96%	12.73	%(3)
After fees waived and reimbursed by the Adviser	1.40%	1.40	%(3)
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-7.89%	-12.67	%(3)
After fees waived and reimbursed by the Adviser	-1.33%	-1.34	%(3)
Portfolio turnover rate (4)	67.59%	19.01	%(2)

* Inception date
(1) Per share amounts have been calculated using the average shares method
(2) Not annualized
(3) Annualized
(4) Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Financial Highlights

Institutional Class

For a Capital Share Outstanding Throughout Each Period Presented

		For the Period
		August 31, 2015*
	For the Year Ended	through
	June 30, 2017	June 30, 2016
Net asset value, beginning of period	$9.41	$10.00

Gain (Loss) from Investment Operations:
Net investment loss (1)	(0.12)	(0.09)
Net realized and unrealized gain (loss) on investments	4.99	(0.50)
Total Gain (Loss) from Investment Operations	4.87	(0.59)

Redemption Fee Proceeds	0.02	-

Net Asset Value, End of Period	$14.30	$9.41

Total Return	51.97%	-5.90	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,669	$2,498
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	8.08%	12.99	%(3)
After fees waived and reimbursed by the Adviser	1.10%	1.10	%(3)
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-8.02%	-12.97	%(3)
After fees waived and reimbursed by the Adviser	-1.04%	-1.08	%(3)
Portfolio turnover rate (4)	67.59%	19.01	%(2)

* Inception date
(1) Per share amounts have been calculated using the average shares method
(2) Not annualized
(3) Annualized
(4) Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Allocation of Portfolio Holdings

(Calculated as a percentage of Total Investments)

June 30, 2017

* Short-Term Investments consist of amounts held in money market funds. The Fund strategy does not seek to hold large cash balances (more than 5% of total investments), and any significant cash holdings are typically due to trade settlement timing.

Zevenbergen Growth Fund

Schedule of Investments

June 30, 2017

Number of
Shares		Value
	COMMON STOCKS — 99.6%
	CONSUMER DISCRETIONARY — 33.2%
2,200	2U, Inc. (a)	$103,224
435	Amazon.com, Inc. (a)	421,080
2,325	lululemon athletica inc. (a)	138,733
1,050	MercadoLibre, Inc.	263,424
2,600	Netflix, Inc. (a)	388,466
105	Priceline Group Inc. (a)	196,405
3,350	Shake Shack Inc. Class A (a)	116,848
1,200	Tesla, Inc. (a)	433,932
475	Ulta Beauty, Inc. (a)	136,486
		2,198,598
	FINANCIAL SERVICES — 14.7%
3,050	Bank of the Ozarks	142,953
5,500	Charles Schwab Corp. (The)	236,280
1,100	First Republic Bank	110,110
725	Signature Bank (a)	104,059
1,200	Visa Inc. Class A	112,536
5,500	Zillow Group, Inc. Class C (a)	269,555
		975,493
	HEALTH CARE — 21.6%
1,025	BioMarin Pharmaceutical Inc. (a)	93,090
2,200	Celgene Corp. (a)	285,714
3,000	DexCom, Inc. (a)	219,450
6,500	Exact Sciences Corp. (a)	229,905
1,300	Medidata Solutions, Inc. (a)	101,660
1,950	Nevro Corp. (a)	145,139
1,725	Portola Pharmaceuticals, Inc. (a)	96,893
385	Regeneron Pharmaceuticals, Inc. (a)	189,089
1,900	Teladoc, Inc. (a)	65,930
		1,426,870
	PRODUCER DURABLES — 5.5%
5,625	XPO Logistics, Inc. (a)	363,544

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Schedule of Investments (Continued)

June 30, 2017

Number of
Shares		Value
	TECHNOLOGY — 24.6%
850	Adobe Systems Inc. (a)	$120,224
205	Alphabet Inc. Class A (a)	190,584
1,600	Ellie Mae, Inc. (a)	175,856
2,400	Facebook, Inc. Class A (a)	362,352
2,200	Inphi Corp. (a)	75,460
1,925	Monolithic Power Systems, Inc.	185,570
1,550	Proofpoint, Inc. (a)	134,587
1,300	ServiceNow, Inc. (a)	137,800
2,100	Shopify Inc. Class A (a)	182,490
2,200	Twilio Inc. Class A (a)	64,042
		1,628,965

	TOTAL COMMON STOCKS (Cost $4,948,887)	$6,593,470

	SHORT-TERM INVESTMENTS — 0.7%
44,481	First American US Treasury Money Market Fund, Class Z, 0.70% (b)	44,481
	TOTAL SHORT-TERM INVESTMENTS (Cost $44,481)	$44,481

	TOTAL INVESTMENTS — 100.3% (Cost $4,993,368)	6,637,951
	Liabilities in Excess of Other Assets — (0.3)%	(17,029)
	TOTAL NET ASSETS — 100.0%	$6,620,922

(a)	Non-Income Producing.
(b)	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of June 30, 2017.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Statement of Assets and Liabilities

June 30, 2017

Assets
Investments in securities, at value (cost $4,993,368)	$6,637,951
Dividends and interest receivable	556
Receivable for Fund shares sold	20,100
Receivable for investments sold	91,120
Receivable from Adviser	13,861
Prepaid expenses	9,481
Total Assets	6,773,069

Liabilities
Payable for securities purchased	108,832
Distribution fees - Investor Class	156
Accrued other expenses and other liabilities	43,159
Total Liabilities	152,147

Net Assets	$6,620,922

COMPONENTS OF NET ASSETS
Paid-in capital	$5,283,426
Accumulated net investment loss	(23,916)
Accumulated net realized loss on investments	(283,171)
Net unrealized appreciation on investments	1,644,583
Net Assets	$6,620,922

Investor Class:
Net assets	$193,599
Shares outstanding (unlimited number of shares authorized, $0.01 par value)	15,783
Net asset value, offering and redemption price per share *	12.27

Institutional Class:
Net assets	$6,427,323
Shares outstanding (unlimited number of shares authorized, $0.01 par value)	521,257
Net asset value, offering and redemption price per share *	12.33

* Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Statement of Operations

For the Year Ended June 30, 2017

Investment Income
Dividends and interest income	$6,245

Expenses
Administration fees	87,025
Transfer agent fees and expenses	41,925
Advisory fees	37,130
Registration fees	32,860
Audit fees	15,001
Legal fees	14,209
Compliance fees	11,042
Trustees’ fees	10,050
Custody fees	5,819
Miscellaneous expenses	5,448
Shareholder servicing fees	4,678
Shareholder reporting fees	4,018
Insurance fees	2,434
Distribution fees - Investor Class	182
Total expenses	271,821
Expenses waived and reimbursed by the Adviser	(225,191)
Net Expenses	46,630

Net Investment Loss	(40,385)

Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments	(171,942)
Change in unrealized appreciation on investments	1,655,762
Net Realized and Unrealized Gain on Investments	1,483,820

Net Increase in Net Assets from Operations	$1,443,435

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Statements of Changes in Net Assets

Operations	For the Year Ended June 30, 2017	For the Period August 31, 2015* through June 30, 2016
Net investment loss	$(40,385)	$(11,398)
Net realized loss on investments	(171,942)	(111,229)
Net change in unrealized appreciation/(depreciation) on investments	1,655,762	(11,179)
Net Increase (Decrease) in Net Assets from Operations	1,443,435	(133,806)

Capital Transactions
Proceeds from shares sold
Investor Class	131,855	40,100
Institutional Class	2,049,340	3,094,929
Cost of shares redeemed
Investor Class	(1,125)	-
Institutional Class	(3,806)	-
Net Increase in Net Assets from Capital Share Transactions	2,176,264	3,135,029

Total Increase in Net Assets	3,619,699	3,001,223

Net Assets
Beginning of period	3,001,223	-
End of period	$6,620,922	$3,001,223

Accumulated Net Investment Loss	$(23,916)	$(9,481)

Capital Shares Transactions
Investor Class
Shares sold	11,733	4,155
Shares redeemed	(105)	-
Net increase in shares outstanding	11,628	4,155

Institutional Class
Shares sold	195,031	326,604
Shares redeemed	(378)	-
Net increase in shares outstanding	194,653	326,604

* Inception date

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Financial Highlights

Investor Class

For a Capital Share Outstanding Throughout Each Period Presented

	For the Year Ended June 30, 2017	For the Period August 31, 2015* through June 30, 2016
Net asset value, beginning of period	$9.05	$10.00

Gain (Loss) from Investment Operations:
Net investment loss (1)	(0.13)	(0.09)
Net realized and unrealized gain (loss) on investments	3.35	(0.86)
Total Gain (Loss) from Investment Operations	3.22	(0.95)

Net Asset Value, End of Period	$12.27	$9.05

Total Return	35.58%	-9.50	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$194	$37
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	5.89%	22.37	%(3)
After fees waived and reimbursed by the Adviser	1.30%	1.30	%(3)
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-5.76%	-22.28	%(3)
After fees waived and reimbursed by the Adviser	-1.17%	-1.21	%(3)
Portfolio turnover rate (4)	25.90%	14.81	%(2)

*                Inception date

(1)   Per share amounts have been calculated using the average shares method

(2)   Not annualized

(3)   Annualized

(4)   Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Financial Highlights

Institutional Class

For a Capital Share Outstanding Throughout Each Period Presented

	For the Year Ended June 30, 2017	For the Period August 31, 2015* through June 30, 2016
Net asset value, beginning of period	$9.07	$10.00

Gain (Loss) from Investment Operations:
Net investment loss (1)	(0.09)	(0.06)
Net realized and unrealized gain (loss) on investments	3.35	(0.87)
Total Gain (Loss) from Investment Operations	3.26	(0.93)

Net Asset Value, End of Period	$12.33	$9.07

Total Return	35.94%	-9.30	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,427	$2,964
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	5.86%	15.01	%(3)
After fees waived and reimbursed by the Adviser	1.00%	1.00	%(3)
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-5.72%	-14.84	%(3)
After fees waived and reimbursed by the Adviser	-0.87%	-0.83	%(3)
Portfolio turnover rate (4)	25.90%	14.81	%(2)

*                Inception date

(1)         Per share amounts have been calculated using the average shares method

(2)         Not annualized

(3)         Annualized

(4)         Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Funds

Notes to the Financial Statements

June 30, 2017

NOTE 1 – ORGANIZATION

Zevenbergen Genea Fund (the “Genea Fund”) and Zevenbergen Growth Fund (the “Growth Fund”; collectively the “Funds”) are non-diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Zevenbergen Capital Investments LLC (the “Adviser”) serves as the investment manager to the Funds. The inception date of the Funds was August 31, 2015. The Funds’ investment objective is long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.

A. Securities Valuation

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Funds’ own assumptions in determining fair value of investments.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

Zevenbergen Funds

Notes to the Financial Statements

June 30, 2017

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Funds’ investments in each category investment type as of June 30, 2017:

Zevenbergen Genea Fund

Description	Level 1	Level 2	Level 3	Total
Assets

Common Stocks	$5,586,393	$-	$-	$5,586,393
Short-Term Investments	692,430	-	-	692,430
Total Assets	$6,278,823	$-	$-	$6,278,823

Zevenbergen Growth Fund

Description	Level 1	Level 2	Level 3	Total
Assets

Common Stocks	$6,593,470	$-	$-	$6,593,470
Short-Term Investments	44,481	-	-	44,481
Total Assets	$6,637,951	$-	$-	$6,637,951

Please refer to the Schedule of Investments for further classification.

The Funds recognize transfers between Levels at the end of the reporting period. There were no transfers between Levels at period end. There were no Level 2 or Level 3 securities held at year end.

B. Security Transactions, Investment Income and Distributions

The Funds record security transactions based on trade date. Realized gains and losses on sales of securities are calculated by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

C. Federal Income Taxes

The Funds have elected to be taxed as Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intend to maintain this qualification and to distribute substantially all of their net taxable income to their shareholders. Therefore no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended June 30, 2017, the Funds did not have a liability for any unrecognized tax benefits. Generally, tax authorities can examine tax returns filed for the preceding three years. As of June 30, 2017, the tax period ended June 30, 2016 is open to examination. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Zevenbergen Funds

Notes to the Financial Statements

June 30, 2017

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The Trust entered into an agreement for the Adviser to furnish investment advisory services to the Funds. Under the terms of this agreement, the Genea Fund and the Growth Fund will pay the Adviser a monthly fee based on each Fund’s average daily net assets at the annual rate of 0.90% and 0.80%, respectively.

Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse each Fund’s operating expenses (excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, extraordinary expenses and brokers’ commissions, and other charges relating to the purchase and sale of the Funds’ portfolio securities) to ensure that these expenses do not exceed, on an annual basis, the expense limitations, expressed as a percentage rate of the average daily net assets of each Fund, listed below. Waivers or reimbursements are calculated daily and settled monthly in conjunction with each Fund’s payment of advisory fees.

	Investor	Institutional
Fund	Class	Class
Zevenbergen Genea Fund	1.40%	1.10%
Zevenbergen Growth Fund	1.30%	1.00%

The Adviser is permitted to recapture amounts waived and/or reimbursed to a class within three years if the class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the Adviser recapture any amount that would result, on any particular business day of the Funds, in the class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

At June 30, 2017, the amounts reimbursed by the Adviser and subject to potential recapture by year were as follows:

Year	Zevenbergen	Zevenbergen
waived/reimbursed	Genea Fund	Growth Fund	Expiration
2016	$195,848	$191,998	June 30, 2019
2017	225,052	225,191	June 30, 2020
	$420,900	$417,189

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as the Funds’ administrator and transfer agent. U.S. Bank serves as the Funds’ custodian. Quasar Distributors, LLC, an affiliate of USBFS, acts as the Funds’ distributor and principal underwriter.

The Independent Trustees were paid $20,100 for their services to the Funds during the year ended June 30, 2017. No compensation is paid directly by the Funds to the Interested Trustee or officers of the Trust.

NOTE 4 – INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for each Fund for the year ended June 30, 2017, were as follows:

Zevenbergen Genea Fund
Purchases	$3,659,809
Sales	$2,216,184

Zevenbergen Growth Fund
Purchases	$3,309,637
Sales	$1,193,457

Zevenbergen Funds

Notes to the Financial Statements

June 30, 2017

NOTE 5 – FEDERAL INCOME TAX INFORMATION

At June 30, 2017, the components of accumulated earnings for income tax purposes were as follows:

	Genea Fund	Growth Fund
Cost of investments	$4,794,563	$4,995,118
Gross unrealized appreciation	1,573,760	1,730,954
Gross unrealized depreciation	(89,500)	(88,121)
Net unrealized appreciation on investments	1,484,260	1,642,833

Undistributed ordinary income	-	-
Undistributed long-term capital gains	-	-
Accumulated earnings	-	-

Capital loss carryforwards	(175,071)	(281,421)
Other book/tax temporary differences	(20,088)	(23,916)
Total accumulated earnings	$1,289,101	$1,337,496

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable in part to the tax deferral of losses on wash sales.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2017, permanent differences in book and tax accounting have been reclassified to capital, accumulated net investment income (loss) and accumulated realized gain (loss) as follows:

Increase (Decrease)
	Accumulated Net	Accumulated Net
	Investment Loss	Realized Loss	Paid In Capital
Genea Fund	$ 28,033	$ -	$ (28,033)
Growth Fund	$ 25,950	$ -	$ (25,950)

There were no distributions paid during the year ended June 30, 2017.

The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer into their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At June 30, 2017, the following Funds deferred, on a tax basis, losses:

	Late Year Loss	Post October Loss
Genea Fund	(20,088)	-
Growth Fund	(23,916)	-

At June 30, 2017, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

		Not Subject to Expiration
	Short-Term	Long-Term	Total
Genea Fund	139,972	35,099	175,071
Growth Fund	207,885	73,536	281,421

Zevenbergen Funds

Notes to the Financial Statements

June 30, 2017

NOTE 6 – SHAREHOLDER SERVICING PLAN

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of the Investor Class and up to 0.10% of average daily net assets of Institutional Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers. For the year ended June 30, 2017, Shareholder Servicing fees incurred are disclosed on the Statement of Operations.

NOTE 7 – DISTRIBUTION PLAN

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets of the Investor Class shares. For the year ended June 30, 2017, distribution fees incurred are disclosed on the Statement of Operations.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 9 – REDEMPTION FEES

Each Fund charges a 1.00% redemption fee on the redemption of Investor Class and Institutional Class shares held for 90 days or less. This fee (which is paid into the Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares. The fee is accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 11 – NEW PRONOUNCEMENT

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The amendments to the Regulation S-X are effective for reporting periods ending after August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

Zevenbergen Funds

Expense Example

June 30, 2017 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six month period and held for the entire six month period from January 1, 2017 to June 30, 2017 (the “six month period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the six month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Month Period” to estimate the expenses you paid on your account during the six month period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six month period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% Return Before Expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid During the Six Month Period

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Six Month Period (1)
Zevenbergen Genea Fund
Investor Class
Actual Fund Return	$1,000.00	$1,372.00	1.40%	$8.23
Hypothetical 5% Return	$1,000.00	$1,017.83	1.40%	$7.02
Institutional Class
Actual Fund Return	$1,000.00	$1,377.60	1.10%	$6.48
Hypothetical 5% Return	$1,000.00	$1,019.32	1.10%	$5.52

Zevenbergen Growth Fund
Investor Class
Actual Fund Return	$1,000.00	$1,253.30	1.30%	$7.28
Hypothetical 5% Return	$1,000.00	$1,018.33	1.30%	$6.52
Institutional Class
Actual Fund Return	$1,000.00	$1,254.30	1.00%	$5.60
Hypothetical 5% Return	$1,000.00	$1,019.82	1.00%	$5.02

(1)  Expenses are equal to each of the Funds’ annualized expense ratio as indicated, multiplied by the average account value over the six month period, multiplied by 18 1/365 (to reflect the “six month period”).

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Trust for Advised Portfolios

and the Shareholders of Zevenbergen Genea Fund and Zevenbergen Growth Fund

We have audited the accompanying statements of assets and liabilities of Zevenbergen Genea Fund and Zevenbergen Growth Fund, each a series of shares of beneficial interest in Trust for Advised Portfolios (the “Funds”), including the schedules of investments, as of June 30, 2017, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and for the period from August 31, 2015 (inception date) through June 30, 2016. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2017 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Zevenbergen Genea Fund and Zevenbergen Growth Fund as of June 30, 2017, and the results of their operations for the year then ended and the changes in their net assets and their financial highlights for the year then ended and for the period from August 31, 2015 through June 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

August 28, 2017

Zevenbergen Funds

Additional Information

June 30, 2017 (Unaudited)

Form N-Q

The Funds file their complete schedules of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting

You may obtain a description of the Funds’ proxy voting policy and voting records, without charge, upon request by contacting the Funds directly at 1-844-986-2746 or on the EDGAR Database on the SEC’s website at ww.sec.gov. The Funds file their proxy voting records annually as of June 30, with the SEC on Form N-PX. The Funds’ Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Tax Information

For the fiscal year ended June 30, 2017, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Genea Fund	0.00%
Growth Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2017, was as follows:

Genea Fund	0.00%
Growth Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Genea Fund	0.00%
Growth Fund	0.00%

Zevenbergen Funds

Trustees and Officer Information

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Funds Complex(2) Overseen by Trustee	Other Directorships(3) Held During Past 5 Years by Trustee
Independent Trustees(4)
John Chrystal 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1958	Trustee	Since 2011	Private Investor. Previously Founder and Managing Partner of Bent Gate Advisors, LLC, a consulting firm that provided strategic advice and assistance to financial institutions. Previously a Partner at DiMaio Ahmad Capital, an investment management firm.	2	The Bancorp, Inc. (2013 to present), Javelin Mortgage Investments, Inc. (2012 – 2016)

Albert J. DiUlio, S.J. 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1943	Trustee	Since 2011	Treasurer, Midwest Province and Wisconsin Province of The Society of Jesus (2014 to present); President, Vatican Observatory Foundation (2011 – 2014). Previously, served five years as Secretary for Finance and Higher Education USA Jesuit Conference, followed by a one year Sabbatical.	2	None

Harry E. Resis 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1945	Trustee	Since 2012	Private investor. Previously served as Director of US Fixed Income for Henderson Global Investors.	2	None

Interested Trustee(5)
Ian Martin 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1968	Trustee and Chairman	Trustee Since 2013 Chairman Since 2015	Executive Vice President, U.S. Bancorp Fund Services, LLC.	2	None

Zevenbergen Funds

Trustees and Officer Information (Continued)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Christopher E. Kashmerick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1974	President and Principal Executive Officer	Since 2014	Senior Vice President, U.S. Bancorp Fund Services, LLC, (2011 – present)

Steven J. Jensen 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1957	Vice President, Chief Compliance Officer and AML Officer	Since 2014	Senior Vice President, U.S. Bancorp Fund Services, LLC, (2011 to present)

Russell B. Simon 615 E. Michigan Street Milwaukee, WI 53202 Year of birth:1980	Treasurer and Principal Financial Officer	Since 2014	Vice President, U.S. Bancorp Fund Services, LLC, (2011 – present)

Eric W. Pinciss, Esq. 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1975	Secretary	Since 2015	Vice President, U.S. Bancorp Fund Services, LLC (2012 to present); Contract Attorney, various law firms (2009-2012)

(1)   Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term until the election of a successor.

(2)   The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Funds Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

(3)   “Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)   The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(5)   Mr. Martin is an “interested person” of the Trust as defined by the 1940 Act. Mr. Martin is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Trust’s distributor.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•    Information we receive about you on applications or other forms;

•    Information you give us orally; and/or

•    Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Zevenbergen Capital Investments LLC
601 Union Street, Suite 4600
Seattle, Washington 98101-2323

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John Chrystal, Albert J. DiUlio, and Harry E. Resis are the “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Zevenbergen Genea Fund

	FYE 06/30/2017	FYE 06/30/2016
Audit Fees	$13,000	$13,000
Audit-Related Fees	None	None
Tax Fees	$2,000	$2,000
All Other Fees	None	None

Zevenbergen Growth Fund

	FYE 06/30/2017	FYE 06/30/2016
Audit Fees	$13,000	$13,000
Audit-Related Fees	None	None
Tax Fees	$2,000	$2,000
All Other Fees	None	None

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Zevenbergen Genea Fund

	FYE 06/30/2017	FYE 06/30/2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Zevenbergen Growth Fund

	FYE 06/30/2017	FYE 06/30/2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc. not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Zevenbergen Genea Fund

Non-Audit Related Fees	FYE 06/30/2017	FYE 06/30/2016
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Zevenbergen Growth Fund

Non-Audit Related Fees	FYE 06/30/2017	FYE 06/30/2016
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)         The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By /s/ Christopher Kashmerick
Christopher E. Kashmerick, President

Date 9/1/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Christopher Kashmerick
Christopher E. Kashmerick, President

Date 9/1/17

By /s/ Russell Simon
Russell B. Simon, Treasurer

Date 9/1/17